FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

18. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company’s financial instruments consist of cash and cash equivalents, short-term investments, deposit, covid-19 government support loans, convertible debt, contract liabilities, derivative warrant liability and accounts payable and accrued liabilities. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest risk arising from these financial instruments. The Company estimates that carrying value of these instruments approximates fair value due to their short term nature.

The Company has classified financial assets and (liabilities) as follows at December 31:

	2024	2023	2022
Financial assets, measured at amortized cost:
Cash and cash equivalents	$37,143,759	$3,019,069	$9,229,845
Short-term investments	$16,672,811	$-	$-
Accounts receivable	$7,257	$-	$62,842
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	$(5,970,537)	$(2,301,457)	$(3,362,430)
Covid-19 government support loans	$-	$(30,200)	$(29,520)
Contract liabilities	$-	$-	$(274,192)
Convertible debt	$(6,500,000)	$-	$-
Fair value through profit or loss (FVTPL):
Derivative warrant liability	$(35,750,607)	$(1,002,264)	$-

Exchange Rate Risk

The functional currency of each of the entities included in the accompanying consolidated financial statements is the local currency where the entity is domiciled. Functional currencies include the Chinese Yuan, US, Singapore and Canadian dollar. Most transactions within the entities are conducted in functional currencies. None of the entities included in the consolidated financial statements engage in hedging activities. The Company is exposed to a foreign currency risk when its subsidiaries hold current assets or current liabilities in currencies other than its functional currency. A 10% change in foreign currencies held would increase or decrease other comprehensive loss by $3,200,000.

Liquidity Risk

The Company currently does not maintain credit facilities. The Company’s existing cash and cash resources are considered sufficient to fund operating and investing activities beyond one year from the date of these consolidated financial statements. The Company may, however, need to seek additional financing in the future.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)